INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
United States [Member]
Net operating loss carry forward	$ 329,848	$ 247,025
Greece [Member]
Net operating loss carry forward	176,443	77,319
Cyprus [Member]
Net operating loss carry forward	11,052	11,018
Total deferred tax asset	517,343	335,362
Valuation allowance	(517,343)	(335,362)
Deferred tax asset, net